T. ROWE PRICE Retirement 2040 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 8.3%
T. Rowe Price Funds:
New Income Fund  374,201 527,668 40,463 103,680,245 821,147
U.S. Treasury Long-Term Index
Fund  209,463 267,850 26,591 51,262,829 383,959
International Bond Fund (USD
Hedged)  131,403 142,693 16,477 30,956,875 260,038
Dynamic Global Bond Fund  86,674 117,265 15,409 23,246,321 179,926
High Yield Fund  48,316 82,435 7,910 21,127,941 123,810
Emerging Markets Bond Fund  32,274 84,457 7,815 12,652,018 114,121
Floating Rate Fund  19,547 23,678 1,822 4,572,236 42,476
Limited Duration Inflation
Focused Bond Fund  292 41,914 189 9,156,828 42,030
Total Bond Mutual Funds (Cost $2,230,318) 1,967,507
EQUITY MUTUAL FUNDS 90.8%
T. Rowe Price Funds:
Growth Stock Fund  1,839,847 1,202,865 237,420 35,529,564 3,427,892
Value Fund  1,686,071 1,356,050 199,131 74,811,561 3,329,115
Equity Index 500 Fund  1,109,765 722,184 90,910 16,851,292 2,262,960
U.S. Large-Cap Core Fund  598,501 1,271,195 27,230 57,365,861 2,237,842
Overseas Stock Fund  894,232 737,377 74,418 133,554,500 1,693,471
International Value Equity Fund  763,268 643,306 75,807 91,054,478 1,474,172
International Stock Fund  748,701 650,931 63,974 73,526,391 1,426,412
Real Assets Fund  484,442 821,598 27,880 95,502,742 1,298,837
Mid-Cap Growth Fund  413,263 392,216 43,264 8,020,658 856,366
Mid-Cap Value Fund  373,374 348,200 44,243 23,217,294 760,366
Emerging Markets Discovery
Stock Fund  332,801 321,116 48,748 45,742,532 600,599
Small-Cap Stock Fund  272,594 246,997 25,581 9,246,267 550,708
Emerging Markets Stock Fund  284,787 279,179 30,990 14,340,428 489,869
Small-Cap Value Fund  227,317 211,976 18,841 8,744,785 453,330
New Horizons Fund (2) 176,117 160,727 16,048 5,970,048 357,009
U.S. Equity Research Fund  394,541 50,891 338,651 2,994,463 150,592
Total Equity Mutual Funds (Cost $15,782,790) 21,369,540
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,723 404,137 402,838 29,932 2,979
Total Other Mutual Funds (Cost $2,972) 2,979
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.8%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 329,444 765,139 905,850 188,733,139 188,733

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 20,000,000 19,838
Total Short-Term Investments (Cost $208,574) 208,571
Total Investments in Securities 100.0%
(Cost $18,224,654) $ 23,548,597
Other Assets Less Liabilities (0.0)% (10,998)
Net Assets 100.0% $ 23,537,599
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 632 S&P 500 E-mini Index contracts 3/24 (161,279) $ (2,305)
Net payments (receipts) of variation margin to date 1,586
Variation margin receivable (payable) on open futures contracts $ (719)

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1,141) $ (8,604) $ —
Emerging Markets Bond Fund  (1,112) 5,205 2,433
Emerging Markets Discovery Stock Fund  (7,558) (4,570) 12,873
Emerging Markets Stock Fund  3,013 (43,107) 6,811
Equity Index 500 Fund  71,153 521,921 13,591
Floating Rate Fund  8 1,073 1,605
Growth Stock Fund  244,283 622,600 6,379
High Yield Fund  (558) 969 3,501
International Bond Fund (USD Hedged)  (1,294) 2,419 —
International Stock Fund  7,965 90,754 13,623
International Value Equity Fund  9,344 143,405 27,659
Limited Duration Inflation Focused Bond Fund  (5) 13 95
Mid-Cap Growth Fund  29,751 94,151 3,302
Mid-Cap Value Fund  29,763 83,035 7,221
New Horizons Fund  2,263 36,213 —
New Income Fund  (3,449) (40,259) 14,516
Overseas Stock Fund  13,224 136,280 25,559
Real Assets Fund  1,213 20,677 16,591
Small-Cap Stock Fund  14,432 56,698 2,933
Small-Cap Value Fund  9,691 32,878 3,320
Transition Fund  (2,569) (43) 379
U.S. Equity Research Fund  12,745 43,811 1,795
U.S. Large-Cap Core Fund  4,464 395,376 10,400
U.S. Treasury Long-Term Index Fund  (6,152) (66,763) 6,052
Value Fund  56,385 486,125 33,989
U.S. Treasury Money Fund, 5.40% — — 9,538
Totals $ 485,859# $ 2,610,257 $ 224,165+

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $149,962 of the net realized gain (loss).
+ Investment income comprised $224,165 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2040 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2040 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 1,967,507 $ — $ — $ 1,967,507
Equity Mutual Funds 21,369,540 — — 21,369,540
Other Mutual Funds 2,979 — — 2,979
Short-Term Investments 188,733 19,838 — 208,571
Total $ 23,528,759 $ 19,838 $ — $ 23,548,597
Liabilities
Futures Contracts* $ 2,305 $ — $ — $ 2,305
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2040 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F143-054Q3 02/24